Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.10%
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $692.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.60%)